UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08709

Western Asset High Income Fund II Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: April 30

Date of reporting period: July 1, 2017–June 30, 2018

Item 1. Proxy Voting Record

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ICA File Number: 811-08709
Reporting Period: 07/01/2017 - 06/30/2018
Western Asset High Income Fund II Inc.

==================== Western Asset High Income Fund II Inc. ====================

RED ROCK RESORTS INC

Ticker:       RRR            Security ID:  75700L108
Meeting Date: JUL 06, 2017   Meeting Type: ANNUAL
Record Date:  MAY 08, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director FRANK J. FERTITTA III    FOR       Abstain      Management
1.2   Elect Director LORENZO J. FERTITTA      FOR       Abstain      Management
1.3   Elect Director ROBERT A. CASHELL, JR.   FOR       Abstain      Management
1.4   Elect Director ROBERT E. LEWIS          FOR       Abstain      Management
1.5   Elect Director JAMES E. NAVE, D.V.M.    FOR       Abstain      Management
2     ADVISORY VOTE TO APPROVE THE            FOR       Abstain      Management
      COMPENSATION OF OUR NAMED EXECUTIVE
      OFFICERS.
3     ADVISORY VOTE TO APPROVE THE FREQUENCY  FOR       Abstain      Management
      OF OUR FUTURE STOCKHOLDER ADVISORY
      VOTES APPROVING THE COMPENSATION OF
      OUR NAMED EXECUTIVE OFFICERS.
4     RATIFICATION OF THE APPOINTMENT OF      FOR       Abstain      Management
      ERNST & YOUNG LLP AS OUR INDEPENDENT
      AUDITOR FOR 2017.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Fund II Inc.

By:	/s/ Jane Trust Jane Trust Chairman, President and Chief Executive Officer

Date:	August 13, 2018